Taxes - Reconciliation of tax rate (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes [Abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Difference between book and tax inflationary values and translation effects	(1.70%)	(5.40%)	(4.80%)
Annual inflation tax adjustment	0.20%	7.00%	7.70%
Income tax at a rate other than Mexican statutory rates	0.90%	2.80%	0.20%
Non-deductible expenses	2.10%	3.80%	2.10%
Taxable (non-taxable) income	(3.20%)	1.40%	2.30%
Others	0.10%	0.10%	0.10%
Adjustments for previous tax years	0.00%	0.40%	0.00%
Income tax credits	0.00%	0.00%	(1.50%)
Tax loss (recognition) write off	(3.30%)	(5.50%)	(1.40%)
Sale of investment of Heineken	1.20%	0.00%	0.00%
Consolidated Effective income tax rate	26.30%	34.60%	34.70%
Effective income tax rate from continued operations	22.70%	33.00%	34.30%
Effective income tax rate from discontinued operations	3.60%	1.60%	0.40%
Recognized deferred tax asset		$ (2,194)